Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2024
Interests In Unconsolidated Structured Entities [Line Items]
Unconsolidated structured entities

c) Unconsolidated structured entities
UBS AG is considered to

sponsor another entity if, in addition

to ongoing involvement with

that entity,

it had a key role
in establishing that

entity or in

bringing together relevant counterparties

for a transaction

facilitated by that

entity. During
2024,

UBS

AG

sponsored

the

creation

of various

SEs

and

interacted

with a

number

of non-sponsored

SEs,

including
securitization vehicles, client vehicles and certain

investment funds, that UBS AG did not consolidate

as of 31 December
2024 because it did not control them.
Interests in unconsolidated structured entities
The table below

presents UBS AG’s

interests in and

maximum exposure

to loss from

unconsolidated SEs, as

well as the
total

assets

held

by

the

SEs

in

which

UBS

AG

had

an

interest

as of

year-end,

except

for

investment

funds

and

other
vehicles sponsored by third

parties, for which

the carrying amount

of UBS AG’s

interest as of

year-end has been

disclosed.
As a

consequence of

the merger

of UBS

AG and

Credit Suisse

AG and

the resulting

increase in

interests in

structured
entities, interests

in client

vehicles sponsored

by UBS

AG are

presented separately

to other

vehicles sponsored

by third
parties, to clearly distinguish the different types of entities that UBS AG is involved with.

Sponsored unconsolidated structured entities in which UBS

AG did not have an interest at year-end
During 2024 and 2023, UBS AG did not earn material

income from sponsored unconsolidated

SEs in which UBS AG did
not have an interest at year-end.
During 2024 and

2023, UBS AG

and third parties

did not transfer

any assets into

sponsored securitization vehicles created
in the year. UBS AG

and third parties transferred assets, alongside deposits and debt issuances (which are assets from the
perspective

of

the

vehicle),

of

USD
2.5
bn

and

USD
3.0
bn,

respectively,

into

sponsored

client

vehicles

created

in

2024
(2023:

USD
0.5
bn

and

USD
0.5
bn,

respectively).

For

sponsored

investment

funds,

several

new

open

ended

and

close
ended funds were created

during the year

with further transfers

arising from management

of the strategy

and investor
activity, which,

when combined

with market

movements, resulted

in a

net asset

value movement

of USD
3
bn in

2024
(2023: USD 3 bn).

Interests in unconsolidated structured entities
31.12.24
USD m, except where indicated
Securitization
vehicles
1
Client vehicles
sponsored by
UBS AG
2
Investment
funds
Other vehicles
sponsored by
third parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 94 143 6,482 235 6,953 6,953
Derivative financial instruments 2 110 83 0 195 195
Loans and advances to customers 0 138 286 23 446 446
Financial assets at fair value not held for trading 1,275 0 631 236 2,142 2,142
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,023 0 0 0 1,024 1,024
Total assets 2,394 392 7,482 494 10,761 10,761
Derivative financial instruments 1 50 716 0 767 2
Total liabilities 1 50 716 0 767 2
Assets held by the unconsolidated structured entities in which UBS
AG had an interest (USD bn) 63
5
3
6
180
7
0
8
31.12.23
USD m, except where indicated
Securitization
vehicles
1
Client vehicles
sponsored by
UBS AG
2
Investment
funds
Other vehicles
sponsored by
third parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 88 37 7,413 7,538 7,538
Derivative financial instruments 2 147 66 215 215
Loans and advances to customers 0 0 200 200 200
Financial assets at fair value not held for trading 0 0 143 143 143
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0
Other financial assets measured at amortized cost 188 0 0 188 438
Total assets 278 185 7,821 8,285 8,534
Derivative financial instruments 1 8 590 598 2
Total liabilities 1 8 590 598 2
Assets held by the unconsolidated structured entities in which UBS
AG had an interest (USD bn)
17
5
2
6
118
7
1 Includes loans with a

high LTV

and credit-impaired loans to pre-securitization

warehouse structured entities managed

by third parties, as

well as securities issued by

securitization structured entities sponsored

by
both UBS AG and third parties.

2 Client vehicles sponsored by UBS AG

are structured entities that do not qualify

as a securitization in line with regulatory

requirements and are not considered an investment

fund.

3 Other vehicles sponsored

by third parties

are structured entities

that do not

qualify as a

securitization in line

with regulatory

requirements and are

not considered an

investment fund. Interests

in other vehicles
sponsored by third parties included loans with a high LTV and credit-impaired loans provided to third-party structured entities.

4 For the purpose of this disclosure, maximum exposure to loss amounts do not consider
the risk-reducing effects

of collateral

or other

credit enhancements.

5 Represents

the principal

amount outstanding.

6 Represents the

market value

of total assets.

7 Represents the

net asset

value of

the
investment funds sponsored by UBS AG

and the carrying amount of UBS

AG’s interests in

the investment funds not sponsored

by UBS AG.

8 Represents the carrying amount

of UBS AG’s interest

in other vehicles
sponsored by third parties.
UBS AG

retains

or purchases

interests in

unconsolidated SEs

in the

form of

direct

investments, financing,

guarantees,
letters

of

credit

and

derivatives,

as

well

as

through

management

contracts.

UBS

AG’s

maximum

exposure

to

loss

is
generally equal to the

carrying amount of UBS

AG’s interest in

the given SE, with

this subject to change

over time with
market

movements.

Guarantees,

letters

of

credit

and

credit

derivatives

are

an

exception,

with

the

given

contract’s
notional amount, adjusted for losses already incurred,

representing the maximum loss that

UBS AG is exposed to.
The

maximum

exposure

to

loss

disclosed

in

the

table

above

does

not

reflect

UBS

AG’s

risk

management

activities,
including

effects

from

financial

instruments

that

may

be

used

to

economically

hedge

risks

inherent

in

the

given
unconsolidated SE or risk-reducing effects of collateral or

other credit enhancements.
In

2024

and

2023,

UBS

AG

did

not

provide

support,

financial

or

otherwise,

to

any

unconsolidated

SE

when

not
contractually obligated to do so, nor does UBS AG currently

have any intention to do so in the future.
In 2024

and 2023,

income and

expenses from

interests in

unconsolidated SEs

primarily resulted

from mark-to-market
movements

recognized

in
Other

net

income from

financial

instruments

measured

at

fair

value

through

profit or

loss
,
which were generally hedged with other financial instruments, as well as fee and commission income received from UBS
AG-sponsored funds.
Interests in securitization vehicles
As

of

31 December

2024

and

31 December

2023,

UBS

AG

held

interests,

both

retained

and

acquired,

in

various
securitization vehicles

that relate to

financing, underwriting, secondary

market and

derivative trading activities.

In addition
to the

interests disclosed

in the

table above,

UBS AG manages

the assets

of certain

securitization vehicles

and receives
fees based, in

whole or in

part, on the

asset value of

the vehicles. Interest

in such vehicles,

as a result

of the merger

of
UBS AG

and Credit Suisse AG,

is not represented by

the on-balance sheet

fee receivable but

rather by the

future exposure
to variable

fees. The

net asset

value of

such vehicles

was USD
24
bn as

of 31 December

2024 and

has been

excluded
from the table above.
The numbers outlined in the table

above may differ from the securitization

positions presented in the 31 December 2024
Pillar 3

Report,

available

under

“Pillar 3

disclosures”

at
ubs.com/investors,

for

the

following

reasons:

(i) exclusion

of
synthetic

securitizations

transacted

with

entities

that

are

not

SEs

and

transactions

in

which

UBS

AG

did

not

have

an
interest

because

it

did

not

absorb

any

risk;

(ii) a

different

measurement

basis

in

certain

cases

(e.g.

IFRS

Accounting
Standards carrying amount within

the table above

compared with net

exposure amount at default

for Pillar 3 disclosures);
and (iii) different classification of vehicles viewed as sponsored by UBS AG versus sponsored by third parties.
›
Refer to the 31 December 2024 Pillar 3 Report,

available under “Pillar 3 disclosures” at
ubs.com/investors, for more information
Interests in client vehicles sponsored by UBS AG
UBS

AG-sponsored

client

vehicles

are

established

predominantly

for

clients

to

gain

exposure

to

specific

assets

or

risk
exposures. Such vehicles

may enter into derivative

agreements, with UBS

AG or a third

party,

to align the cash flows

of
the entity with the investor’s intended investment objective,

or to introduce other desired risk exposures.

As of 31 December 2024 and 31 December 2023, UBS AG retained interests in client vehicles sponsored by UBS AG that
relate to financing, secondary market and derivative

trading activities, and to hedge structured product offerings.
Interests in investment funds
Investment funds have a collective

investment objective, and are

either passively managed, so

that any decision-making
does not have a substantive effect

on variability,

or are actively managed and investors

or their governing bodies do not
have substantive voting or similar rights.
UBS AG holds interests in a number

of investment funds, primarily resulting from

seed investments or in order to

hedge
structured product

offerings.

In addition

to the

interests disclosed

in the

table

above,

UBS AG

manages

the assets

of
various pooled investment funds and receives fees based, in whole or in part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined based on various market factors and considers the
fund’s nature and the

jurisdiction of incorporation, as

well as fee schedules

negotiated with clients. These

fee contracts
represent an

interest in

the fund,

as they

align UBS

AG’s exposure

with investors,

providing a

variable return

based on
the performance

of the

entity. Depending

on the

structure of

the fund,

these fees

may be

collected directly

from the
fund’s assets and / or from

the investors. Any amounts

due are collected on a

regular basis and are generally

backed by
the fund’s assets.

Therefore, interest

in such funds

is not represented

by the on-balance

sheet fee receivable

but rather
by

the

future

exposure

to

variable

fees.

The

net

asset

value

of

such

funds

were

USD
547
bn

and

USD
356
bn

as

of
31 December 2024 and 31 December

2023, respectively, and has

been excluded from the

table above. UBS AG

did not
have any material exposure to loss from these interests as

of 31 December 2024 or as of 31 December 2023.
Interests in other vehicles sponsored by third parties
Interests in other vehicles sponsored by third parties

include loans with a high LTV

and credit-impaired loans provided to
third-party structured entities.